Expenses - Summary of Finance Expense, Net (Parenthetical) (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Jun. 29, 2016 USD ($)	Jun. 29, 2016 CAD ($)	Jun. 14, 2016 USD ($) shares	Dec. 31, 2016 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment of loan facility bonus and accrued interest				$ 10,223
Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Settlement of debenture	$ 1,540	$ 2,000
Secured Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment of loan facility bonus and accrued interest			$ 10,223
Cash bonus payable			$ 274
Number of common shares to be issued in lieu of portion of cash bonus | shares			55,000
Value of common shares to be issued in lieu of portion of cash bonus			$ 134